CONVERTIBLE REDEEMABLE PREFERRED SHARES - Preferred Shares Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance as of beginning	¥ 3,563,681	¥ 3,554,229
Balance as of beginning (in shares)	109,481,969	109,481,969
Net accretion on convertible redeemable preferred shares to redemption value	¥ 290,543	¥ 9,452
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	¥ (672,170)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares (in shares)	15,672,203
Deemed dividend to preferred shareholders due to modifications	¥ 5,940
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (3,187,994)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO (in Shares)	(125,154,172)
Balance as of ending		¥ 3,563,681
Balance as of ending (in shares)		109,481,969
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance as of beginning	¥ 408,139	¥ 574,512
Balance as of beginning (in shares)	15,040,570	15,040,570
Net accretion on convertible redeemable preferred shares to redemption value	¥ 31,684	¥ (166,373)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(30,405)
Deemed dividend to preferred shareholders due to modifications	(8,583)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (400,835)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO (in Shares)	(15,040,570)
Balance as of ending		¥ 408,139
Balance as of ending (in shares)		15,040,570
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance as of beginning	¥ 199,518	¥ 329,406
Balance as of beginning (in shares)	7,085,330	7,085,330
Net accretion on convertible redeemable preferred shares to redemption value	¥ 14,606	¥ (129,888)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(12,730)
Deemed dividend to preferred shareholders due to modifications	(5,041)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (196,353)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO (in Shares)	(7,085,330)
Balance as of ending		¥ 199,518
Balance as of ending (in shares)		7,085,330
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance as of beginning	¥ 493,788	¥ 453,926
Balance as of beginning (in shares)	23,786,590	23,786,590
Net accretion on convertible redeemable preferred shares to redemption value	¥ 31,438	¥ 39,862
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(58,026)
Deemed dividend to preferred shareholders due to modifications	(8,659)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (458,541)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO (in Shares)	(23,786,590)
Balance as of ending		¥ 493,788
Balance as of ending (in shares)		23,786,590
Series D Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance as of beginning	¥ 1,059,434	¥ 959,436
Balance as of beginning (in shares)	37,152,161	37,152,161
Net accretion on convertible redeemable preferred shares to redemption value	¥ 76,076	¥ 99,998
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(90,632)
Deemed dividend to preferred shareholders due to modifications	(203)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (1,044,675)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO (in Shares)	(37,152,161)
Balance as of ending		¥ 1,059,434
Balance as of ending (in shares)		37,152,161
Series E Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance as of beginning	¥ 1,402,802	¥ 1,236,949
Balance as of beginning (in shares)	26,417,318	26,417,318
Net accretion on convertible redeemable preferred shares to redemption value	¥ 136,739	¥ 165,853
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	¥ (480,377)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares (in shares)	15,672,203
Deemed dividend to preferred shareholders due to modifications	¥ 28,426
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (1,087,590)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO (in Shares)	(42,089,521)
Balance as of ending		¥ 1,402,802
Balance as of ending (in shares)		26,417,318